The Millicom Group - A.2. Joint Ventures (Details) - USD ($) $ in Millions			12 Months Ended
	Oct. 13, 2021	Nov. 18, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 12, 2021
Disclosure of joint ventures [line items]
Statutory reserves unavailable for distribution			$ 486.0	$ 310.0	$ 306.0
Increase (Decrease) Joint Ventures [Roll Forward]
Investments in joint ventures			2,642.0
Investments in joint ventures			596.0	2,642.0
Guatemala joint ventures
Disclosure of joint ventures [line items]
Percentage of controlling interest acquired						45.00%
Joint ventures
Disclosure of joint ventures [line items]
Total net assets			406.0	422.0	2,649.0
Statutory reserves unavailable for distribution			3.0	$ 153.0
Dividends and advances paid to Millicom			$ 0.0
Telefonica Celular S.A
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			66.70%	66.70%
Honduras joint ventures
Disclosure of joint ventures [line items]
Total net assets			$ (18.0)	$ (8.0)	176.0
Dividends and advances paid to Millicom			$ 0.0	$ 24.0	$ 28.0
Proportion of ownership interest in joint venture			66.70%	66.70%	66.70%
Increase (Decrease) Joint Ventures [Roll Forward]
Investments in joint ventures			$ 610.0	$ 708.0
Disposal of the Group's investments in Navega to Celtel				(83.0)
Results for the year			27.0	27.0	$ 27.0
Dividends declared during the year			(34.0)	(55.0)
Currency exchange differences			(7.0)	13.0
Capital increase			0.0
Results for the year			27.0	27.0	27.0
Utilization of past recognized losses			0.0
Change in consolidation scope			0.0
Investments in joint ventures			$ 596.0	$ 610.0	708.0
Navega S.A. de CV
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			66.70%	66.70%
Guatemala joint ventures
Disclosure of joint ventures [line items]
Total net assets				$ 1,662.0	1,767.0
Dividends and advances paid to Millicom			$ 13.0	$ 47.0	$ 209.0
Proportion of ownership interest in joint venture		55.00%		55.00%	55.00%
Percentage of controlling interest acquired						45.00%
Increase (Decrease) Joint Ventures [Roll Forward]
Investments in joint ventures			2,031.0	$ 2,089.0
Disposal of the Group's investments in Navega to Celtel				0.0
Results for the year			183.0	144.0	$ 152.0
Dividends declared during the year			(201.0)	(199.0)
Currency exchange differences			0.0	(3.0)
Capital increase			0.0
Results for the year			183.0	144.0	152.0
Utilization of past recognized losses			0.0
Change in consolidation scope			(2,013.0)
Investments in joint ventures			0.0	$ 2,031.0	2,089.0
Comunicaciones Celulares S.A
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture				55.00%
Navega.com S.A.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture				55.00%
Ghana joint ventures
Increase (Decrease) Joint Ventures [Roll Forward]
Investments in joint ventures			0.0
Investments in joint ventures			0.0	$ 0.0
Ghana
Disclosure of joint ventures [line items]
Total net assets				$ (263.0)	$ (223.0)
Proportion of ownership interest in joint venture				50.00%	50.00%
Increase (Decrease) Joint Ventures [Roll Forward]
Investments in joint ventures			0.0	$ 0.0
Disposal of the Group's investments in Navega to Celtel				0.0
Results for the year			(38.0)	0.0	$ (40.0)
Dividends declared during the year			0.0	0.0
Currency exchange differences			0.0	0.0
Capital increase			38.0
Results for the year			(38.0)	0.0	(40.0)
Utilization of past recognized losses			0.0
Change in consolidation scope			0.0
Investments in joint ventures			$ 0.0	$ 0.0	$ 0.0
Bharti Airtel Ghana Holdings B.V. (iii)
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			50.00%	50.00%
Increase (Decrease) Joint Ventures [Roll Forward]
Payments for reimbursements of certain bank facilities	$ 37.5